Document And Entity Information	0 Months Ended
Nov. 27, 2013
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	DELAWARE GROUP INCOME FUNDS
Central Index Key	0000027825
Amendment Flag	false
Document Creation Date	Nov. 27, 2013
Document Effective Date	Nov. 29, 2013
Prospectus Date	Nov. 29, 2013